Loans - Analysis of age of loan delinquencies by type and by amount past due (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 852	$ 136
Current	263,121	226,933
Total Loans Receivable	263,973	227,069
30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	699	136
60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	153	0
Real estate loans: | One- to four-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	852	89
Current	206,042	188,484
Total Loans Receivable	206,894	188,573
Real estate loans: | One- to four-family residential | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	699	89
Real estate loans: | One- to four-family residential | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | One- to four-family residential | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	153	0
Real estate loans: | Multi-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	10,650	5,103
Total Loans Receivable	10,650	5,103
Real estate loans: | Multi-family residential | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Multi-family residential | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Multi-family residential | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	10,750	6,134
Total Loans Receivable	10,750	6,134
Real estate loans: | Construction | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Construction | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Construction | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	14,803	8,440
Total Loans Receivable	14,803	8,440
Real estate loans: | Commercial | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Commercial | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Commercial | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	17,127	16,797
Total Loans Receivable	17,127	16,797
Real estate loans: | Home equity lines of credit | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Home equity lines of credit | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Real estate loans: | Home equity lines of credit | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	47
Current	3,679	1,900
Total Loans Receivable	3,679	1,947
Other Loans Portfolio Segment | Commercial and industrial | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	47
Other Loans Portfolio Segment | Commercial and industrial | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Commercial and industrial | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	70	75
Total Loans Receivable	70	75
Other Loans Portfolio Segment | Other loans | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Other loans | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Other Loans Portfolio Segment | Other loans | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	$ 0